Nature of operations	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations
Nature of operations
North American Construction Group Ltd. ("NACG" or the “Company”), which prior to a name change registration on April 11, 2018 was known as "North American Energy Partners Inc.", was formed under the Canada Business Corporations Act. The Company and its predecessors have been operating continuously since 1953 primarily in Western Canada providing a wide range of mining and heavy construction services to customers in the resource development and industrial construction sectors.